SEGMENT REPORTING (Schedule of the Company's Revenues Generated by Geographic Location of Customers) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues generated by geographic location of customers [Line Items]
Total	$ 1,282,031,446	$ 1,561,497,028	$ 1,519,634,872
Asia Pacific Total [Member]
Revenues generated by geographic location of customers [Line Items]
Total	800,655,601	781,817,487	755,299,178
Mainland China [Member]
Revenues generated by geographic location of customers [Line Items]
Total	264,803,111	227,182,419	417,469,224
Taiwan [Member]
Revenues generated by geographic location of customers [Line Items]
Total	34,710,699	43,696,851	85,619,124
Australia [Member]
Revenues generated by geographic location of customers [Line Items]
Total	26,445,835	58,621,500	54,762,854
Singapore [Member]
Revenues generated by geographic location of customers [Line Items]
Total	23,478,282	10,506,110	8,273,503
Korea [Member]
Revenues generated by geographic location of customers [Line Items]
Total	8,765,334	21,120,646	51,907,636
India [Member]
Revenues generated by geographic location of customers [Line Items]
Total	135,768,107	51,256,611	59,754,261
Hong Kong [Member]
Revenues generated by geographic location of customers [Line Items]
Total	61,240	$ 63,899	$ 10,228,201
Thailand [Member]
Revenues generated by geographic location of customers [Line Items]
Total	7,767,452
Japan [Member]
Revenues generated by geographic location of customers [Line Items]
Total	298,855,541	$ 369,369,451	$ 67,284,375
Germany [Member]
Revenues generated by geographic location of customers [Line Items]
Total	53,603,098	147,261,159	155,371,123
GREECE [Member]
Revenues generated by geographic location of customers [Line Items]
Total	103,193	310,076	34,028,666
Belgium [Member]
Revenues generated by geographic location of customers [Line Items]
Total	18,252,371	1,164,431	12,976,650
America [Member]
Revenues generated by geographic location of customers [Line Items]
Total	50,176,517	170,717,859	236,934,758
Italy [Member]
Revenues generated by geographic location of customers [Line Items]
Total	4,013,709	5,781,328	21,171,093
France [Member]
Revenues generated by geographic location of customers [Line Items]
Total	3,529,467	89,635,307	49,441,441
Spain [Member]
Revenues generated by geographic location of customers [Line Items]
Total	202,527	39,246,414	29,026,431
Czech Republic [Member]
Revenues generated by geographic location of customers [Line Items]
Total	4,861,462	2,628,333	4,484,825
England [Member]
Revenues generated by geographic location of customers [Line Items]
Total	242,425,493	224,990,352	73,191,279
Netherlands [Member]
Revenues generated by geographic location of customers [Line Items]
Total	4,706,979	3,234,732	16,433,862
South Africa [Member]
Revenues generated by geographic location of customers [Line Items]
Total	17,068,687	13,912,446	18,431,560
Others [Member]
Revenues generated by geographic location of customers [Line Items]
Total	$ 82,432,342	$ 80,797,104	$ 112,844,006